Subsequent Events (Details) - USD ($)					12 Months Ended
	Jul. 06, 2026	Feb. 11, 2026	Jan. 21, 2026	Jan. 01, 2026	Dec. 31, 2025	Aug. 13, 2026	Jun. 30, 2026
Subsequent Events [Line Items]
Vesting period					10 years
Purchase Agreement [Member]
Subsequent Events [Line Items]
Purchaser recorded a liability							$ 10,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchaser paid the Sellers	$ 500,000
Consideration for the extension			$ 15,000,000
Purchaser paid the Sellers consideration for the extension	250,000		$ 10,000,000			$ 500,000
Advance payment	$ 250,000
Flat rate				$ 127
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Vesting percentage		50.00%
Total grand date fair value		$ 4,200,000
Granted shares		759,636
Subsequent Event [Member] | Stock Option [Member]
Subsequent Events [Line Items]
Vesting percentage		50.00%
Total grand date fair value		$ 3,448,749
Vesting period		3 years
Granted shares		759,636